LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Bank Loan

b.Repayment schedule in the table below are the future scheduled dates for repayment of the long-term loan:

December 31,

2021	$1,639
2022	1,788
2023	1,994
2024	2,175
2025 and thereafter	3,586

Total	$11,182